Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of detailed information about tax expense [Table Text Block]
	2020	2019	2018

Canadian current tax expense	$-	$-	$-
Foreign current tax expense	-	-	-
Deferred tax expense	-	-	-
Total	-	-	-

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2021	2020	2019

Net income (loss) for the year before taxes	$(4,073,315)	$(1,580,285)	$(3,004,159)
Combined federal and provincial income tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	(1,099,000)	(426,677)	(811,000)
Increase (decrease) resulting from
Non-deductible and others items	(318,000)	(17,000)	(48,000)
Change in unrecognized deferred tax assets	(781,000)	(443,677)	859,000
Income tax expense	$-	$-	$-

Disclosure of deferred taxes [Table Text Block]
	2021	2020

Deferred tax assets
Non-capital losses	$8,595,000	$8,476,000
Equipment and other	225,000	225,000
Withholding tax credits	412,000	412,000
Un-deducted SR&ED expenditure pool	412,000	412,000
Investment tax credit	196,000	196,000
Share issuance costs	32,000	85,000
Royalty payable	715,000	-
Unrecognized deferred tax assets	(10,587,000)	(9,806,000)
	$-	$-

Disclosure of detailed information about non-capital losses [Table Text Block]
Year of Expiry	Amount
2026	6,000
2027	16,000
2028	533,000
2029	863,000
2031	1,664,000
2032	2,290,000
2033	39,000
2034	3,908,000
2035	4,356,000
2036	3,583,000
2037	6,062,000
2038	2,790,000
2039	3,407,000
2040	1,878,000
2041	440,000
$31,835,000